JPMorgan Short Duration Bond Fund Expense Example, No Redemption - A C I Shares [Member] - JPMorgan Short Duration Bond Fund	Feb. 28, 2026 USD ($)
Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 284
Expense Example, No Redemption, 3 Years	458
Expense Example, No Redemption, 5 Years	648
Expense Example, No Redemption, 10 Years	1,195
Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	111
Expense Example, No Redemption, 3 Years	396
Expense Example, No Redemption, 5 Years	701
Expense Example, No Redemption, 10 Years	1,432
Class I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	35
Expense Example, No Redemption, 3 Years	159
Expense Example, No Redemption, 5 Years	295
Expense Example, No Redemption, 10 Years	$ 692